Operating segment and geographic data - Income and expense by segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4
Total revenues	$ 27,978	$ 27,662	$ 25,196
Operational EBITA:	3,107	3,005	2,817
Acquisition-related amortization	(265)	(273)	(229)
Restructuring, related and implementation costs	(300)	(172)	(300)
Changes in obligations related to divested businesses	(36)	(106)	(94)
Changes in pre-acquisition estimates	(22)	(8)	(8)
Gains and losses from sale of business	(55)	(57)	(252)
Fair value adjustment on assets and liabilities held for sale	(421)	0	0
Acquisition- and divestment-related expenses and integration costs	(121)	(204)	(81)
Foreign exchange/commodity timing differences in income from operations: Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	20	(1)	56
Foreign exchange/commodity timing differences in income from operations: Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	8	(23)	8
Foreign exchange/commodity timing differences in income from operations: Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(7)	(9)	(30)
Costs for planned divestment of Power Grids	(141)
Regulatory, compliance and legal costs	(7)	(34)	(102)
Business transformation costs	(19)	(17)
Executive committee transition costs	(14)
Gain on liquidation of a foreign subsidiary		31
Gain on sale of investments	15
Favorable resolution of an uncerain purchase price adjustement	92
Asset write downs/impairments	(4)	(25)	(40)
Other non-operational items	(2)	5	(19)
Income from operations	1,938	2,226	2,230
Interest and dividend income	67	72	73
Interest and other finance expense	(215)	(262)	(234)
Non-operational pension (cost) credit	72	83	33
Income from continuing operations before taxes	1,862	2,119	2,102
O S Program [Member]
Segment Reporting Information [Line Items]
Restructuring, related and implementation costs	(97)
Intersegment elimination | Non-Core and divested businesses
Segment Reporting Information [Line Items]
Operational EBITA:	(145)	(291)	(163)
Intersegment elimination | Stranded corporate costs
Segment Reporting Information [Line Items]
Operational EBITA:	(225)	(297)	(286)
Intersegment elimination | Corporate costs and other intersegment elimination
Segment Reporting Information [Line Items]
Operational EBITA:	(418)	(498)	(457)
Operating | Electrification
Segment Reporting Information [Line Items]
Operational EBITA:	1,688	1,626	1,510
Operating | Industrial Automation
Segment Reporting Information [Line Items]
Operational EBITA:	732	914	902
Operating | Motion
Segment Reporting Information [Line Items]
Operational EBITA:	1,082	1,023	838
Operating | Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Operational EBITA:	$ 393	$ 528	$ 473